Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company
Note 1
9
 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the year
s
presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary
is
presented
as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2022.

PARENT COMPANY BALANCE SHEETS

	As of December 31, 2023	As of December 31, 2022
	As Restated	As Restated
ASSETS
OTHER ASSETS
Investment in subsidiary	$15,828,953	$14,858,115

Total assets	15,828,953	14,858,115

LIABILITIES AND SHAREHOLDERS’ EQUITY

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 10,440,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	1,044	1,044
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 4,560,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	456	456
Additional paid-in capital	332,574	332,574
Retained earnings	15,530,562	14,682,363
Statutory reserves	248,761	240,424
Accumulated other comprehensive loss	(284,444)	(398,746)
Total shareholders’ equity	15,828,953	14,858,115

Total liabilities and shareholders’ equity	$15,828,953	$14,858,115

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2023	2022	2021
	As Restated	As Restated	As Restated
OTHER INCOME (EXPENSE)
Equity income of subsidiaries	$856,536	$2,851,467	$4,297,846
Total other income, net	856,536	2,851,467	4,297,846

NET INCOME	856,536	2,851,467	4,297,846
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	114,302	(430,893)	172,496
COMPREHENSIVE INCOME	$970,838	$2,420,574	$4,470,342

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2023	2022	2021
	As Restated	As Restated	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$856,536	$2,851,467	$4,297,846
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries	(856,536)	(2,851,467)	(4,297,846)
Net cash used in operating activities	-	-	-

CHANGES IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$-	$-	$-